As filed with the Securities and Exchange Commission on February 3, 2025

Securities Act Registration No. 333-171987

Investment Company Act Registration No. 811-22524

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. ___	☐
Post-Effective Amendment No. 179	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 180	☒

PRECIDIAN ETFs TRUST

Karen Shupe

Commonwealth Fund Services, Inc.

8730 Stony Point Parkway, Suite 205

Richmond, VA 23235

(804) 267-7400

(Address and Telephone Number of Principal Executive Offices)

 Mark Criscitello

301 S. State Street, Suite N002

Newtown, PA 18940

(Name and Address of Agent for Service)

With Copy to:

John H. Lively

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	On February 12, 2025 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	__________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following funds, each a series of Precidian ETFs Trust:

Airbus ADRhedged™	L’Oreal SA ADRhedged™
Bayer AG ADRhedged™	LVMH Moet Hennessy Louis Vuitton SE ADRhedged™
Bayerische Motoren Werke AG ADRhedged™	Nestle SA ADRhedged™
Deutsche Telekom AG ADRhedged™	Roche Holding AG ADRhedged™
Heineken NV ADRhedged™	Siemens AG ADRhedged™
Hermes International SA ADRhedged™	Softbank Group Corp. ADRhedged™
Hitachi Ltd. ADRhedged™

This Post-Effective Amendment to the Registration Statement on Form N-1A is filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating February 12, 2025, as the new effective date for the Registrant’s Post-Effective Amendment No. 175 to the Registration Statement filed on October 24, 2024 for the following funds:

Airbus ADRhedged™	L’Oreal SA ADRhedged™
Bayer AG ADRhedged™	LVMH Moet Hennessy Louis Vuitton SE ADRhedged™
Bayerische Motoren Werke AG ADRhedged™	Nestle SA ADRhedged™
Deutsche Telekom AG ADRhedged™	Roche Holding AG ADRhedged™
Heineken NV ADRhedged™	Siemens AG ADRhedged™
Hermes International SA ADRhedged™	Softbank Group Corp. ADRhedged™
Hitachi Ltd. ADRhedged™

This Post-Effective Amendment incorporates by reference the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 175 to the Registration Statement. The Post-Effective Amendment incorporates by reference the Part C contained in Post-Effective Amendment No. 177 to the Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act and has duly caused this Post-Effective Amendment No. 179 to the Registrant’s Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Richmond, Commonwealth of Virginia on the 3rd day of February, 2025.

PRECIDIAN ETFS TRUST

By:	/s/ Karen M. Shupe
Karen M. Shupe
Treasurer and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 179 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

* Mary Lou H. Ivey	Trustee	February 3, 2025

* Laura V. Morrison	Trustee	February 3, 2025

*Dr. David J. Urban	Trustee	February 3, 2025

/s/ Karen M. Shupe	Treasurer and Principal Executive Officer	February 3, 2025
Karen M. Shupe

/s/ Ann T. MacDonald	Assistant Treasurer and Principal Financial Officer	February 3, 2025
Ann T. MacDonald

*By: /s/ Karen M. Shupe
Karen M. Shupe

*Attorney-in-fact pursuant to Powers of Attorney filed as Ex 99(q) on January 6, 2025 (Accession No. 0001839882-25-000663)